Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents [abstract]
Cash and Cash Equivalents

15. CASH AND CASH EQUIVALENTS

Detail of cash and equivalents at December 31, 2023 and 2022 are as follows:

(In thousand Euros)	December 31, 2023	December 31, 2022
Cash	17	3
Banks and other credit institutions	28,786	18,873
Banks and other credit institutions, foreign currency	35,441	63,623
Other cash equivalents	36,914	809
Total	101,158	83,308

We maintain cash and cash equivalents with major Financial institutions. The Other cash equivalents corresponds to bank deposits which due date is lower than three months. Our cash and cash equivalents of bank deposits held with banks that, at the time, exceed federally or locally insured limits.

The current accounts earn interest at applicable market rates and this interest is not significant.

Details of banks and other credit institutions with balances held in foreign currency are as follows:

(In thousand Euros)	December 31, 2023	December 31, 2022
USD	30,686	63,109
GBP	3,356	237
NOK	29	44
SEK	1,024	125
DKK	346	108
Total	35,441	63,623

Significant non-cash transactions from investing and financing activities are as follows:

(In thousand Euros)	December 31, 2023	December 31, 2022
Fair value changes in derivative warrant liabilities (Note 13)	(6,476)	(80,748)
Addition of lease liabilities (Note 9)	1,386	8,517
Issuance of shares for the acquisition of a significant non-cash investing activity (ARES)	—	6,300
Issuance of shares for the acquisition of a significant non-cash investing activity (Electromaps)	—	1,500
Issuance of shares for the acquisition of a significant non-cash investing activity (Coil)	2,317	—